Hartford Schroders US Small Cap Opportunities Fund
Hartford Schroders US Small Cap Opportunities Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” section beginning on page 95 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 85 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F or Class SDR shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Schroders US Small Cap Opportunities Fund	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Schroders US Small Cap Opportunities Fund		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Management fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Total other expenses	[1]	0.29%	0.29%	0.27%	0.16%	0.32%	0.27%	0.22%	0.11%	0.10%	0.10%
Administrative services fee		none	none	none	none	0.20%	0.15%	0.10%	none	none	none
Other expenses		0.29%	0.29%	0.27%	0.16%	0.12%	0.12%	0.12%	0.11%	0.10%	0.10%
Acquired fund fees and expenses		0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total annual fund operating expenses	[2]	1.52%	1.52%	2.25%	1.14%	1.80%	1.50%	1.20%	1.09%	1.08%	1.08%
Fee waiver and/or expense reimbursement	[3]	0.09%	0.09%	0.07%	none	0.07%	0.07%	0.07%	0.01%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.43%	1.43%	2.18%	1.14%	1.73%	1.43%	1.13%	1.08%	1.03%	1.03%
[1]	"Total other expenses" for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses." Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.35% (Class A), 1.35% (Class T), 2.10% (Class C), 1.10% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5), 1.00% (Class Y), 0.95% (Class F) and 0.95% (Class SDR). This contractual arrangement will remain in effect until February 28, 2019 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Schroders US Small Cap Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	688	996	1,325	2,256
Class T	392	710	1,050	2,010
Class C	321	697	1,199	2,580
Class I	116	362	628	1,386
Class R3	176	560	968	2,110
Class R4	146	467	812	1,785
Class R5	115	374	653	1,448
Class Y	110	346	600	1,328
Class F	105	339	591	1,313
Class SDR	105	339	591	1,313

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Hartford Schroders US Small Cap Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	688	996	1,325	2,256
Class T	392	710	1,050	2,010
Class C	221	697	1,199	2,580
Class I	116	362	628	1,386
Class R3	176	560	968	2,110
Class R4	146	467	812	1,785
Class R5	115	374	653	1,448
Class Y	110	346	600	1,328
Class F	105	339	591	1,313
Class SDR	105	339	591	1,313

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund expects under current market conditions to invest primarily in equity securities of small capitalization companies, although it may also invest in micro-capitalization companies or larger companies. The Fund normally invests at least 80% of its assets in securities of small capitalization companies located in the United States. The Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, a recent public offering, opportunities provided by mergers, divestitures, or new management, or other factors. The Fund may invest in common and preferred stocks, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (“IPOs”) and real estate investment trusts (“REITs”).

The Fund currently defines small capitalization companies as companies with a market capitalization within the collective range of the Russell 2000 Index and the MSCI USA Small Cap Index. As of December 31, 2017, this range was approximately $14.8 million to $10.8 billion. The market capitalization range of these indices changes over time.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions. Securities purchased in IPOs have no trading history, limited issuer information and potentially increased volatility.

Real Estate Related Securities Risks −In addition to general market risk, the main risk of real estate related securities is that the value of the underlying real estate may go down due, among other factors, to the strength of the general and local economies, the amount of new construction in a particular area, the laws and regulations affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. The real estate industry is particularly sensitive to economic downturns. If the Fund's real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

Securities Lending Risk −The Fund may seek to earn additional income by engaging in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Performance prior to October 24, 2016 for Class A shares reflects the historical performance, fees and expenses of the then-existing Advisor Class shares of the Schroder U.S. Opportunities Fund (the "Predecessor Fund"). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016. Performance prior to October 24, 2016 for Class C, Class I, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund's Investor Class shares. Performance prior to October 24, 2016 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to September 28, 2015, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund's Class A shares (adjusted to reflect the Class T sales charge). SIMNA served as the investment manager to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be different if the Fund's fees and expenses were reflected for periods prior to October 24, 2016

•    Would be lower if the Predecessor Fund's and the Fund's operating expenses had not been limited.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•    Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 19.60% (2nd quarter, 2009) Lowest -23.16% (4th quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - Hartford Schroders US Small Cap Opportunities Fund	Label	1 Year	5 Years	10 Years
Class A	Class A - Return Before Taxes	8.02%	12.93%	7.91%
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	5.65%	10.10%	6.36%
Class A | After Taxes on Distributions and Sale of Fund Shares	Class A - After Taxes on Distributions and Sale of Fund Shares	6.06%	9.67%	6.09%
Class T	Class T - Return Before Taxes	11.45%	13.63%	8.25%
Class C	Class C - Return Before Taxes	12.53%	14.25%	8.69%
Class I	Class I - Return Before Taxes	14.73%	14.55%	8.83%
Class R3	Class R3 - Return Before Taxes	14.34%	14.44%	8.77%
Class R4	Class R4 - Return Before Taxes	14.52%	14.49%	8.80%
Class R5	Class R5 - Return Before Taxes	14.65%	14.53%	8.82%
Class Y	Class Y - Return Before Taxes	14.79%	14.56%	8.83%
Class F	Class F - Return Before Taxes	14.79%	14.56%	8.83%
Class SDR	Class SDR - Return Before Taxes	14.81%	14.59%	8.85%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%